S000085693 [Member] Investment Strategy - iShares U.S. Manufacturing ETF	Mar. 31, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The Fund seeks to track the investment results of the S&P U.S. Manufacturing Select Index (the “Underlying Index”), which was developed by S&P Dow Jones Indices LLC (the “Index Provider” or “SPDJI”). The Underlying Index is designed to measure the performance of equity securities of U.S.-domiciled companies that are involved in manufacturing and manufacturing-related industries and that generate a certain amount of revenues in the U.S., among other eligibility criteria, as determined by SPDJI.
The Underlying Index is a subset of the S&P United States BMI (the “Parent Index”), which includes all U.S.-domiciled companies, as determined SPDJI. All constituents of the Parent Index that meet the following eligibility criteria are included in the Underlying Index. A company must be classified in one of the following FactSet Revere Business Industry Classification System (“RBICS”) categories: Industrial Manufacturing (L2); Consumer Vehicles and Parts (L2); and a subset of the Electronic Components and Manufacturing (L2) category composed of Electronic Components (L3), Electronic Equipment Manufacturing (L3),  Manufacturing Equipment and Services (L3), and Semiconductor Manufacturing Capital Equipment (L4). In the RBICS classification, L2 refers to a sector, L3 to a sub-sector, and L4 to an industry group.
Companies in the Industrial Manufacturing and Consumer Vehicles and Parts categories must derive at least 50% of their annual revenues from the U.S. Companies in an Electronic Components and Manufacturing subset must derive at least 25% of their annual revenues from the U.S. In addition, eligible constituents must have a float-adjusted market capitalization of at least $2 billion and a three-month median daily value traded of at least $5 million.
Constituents of the Underlying Index are weighted by float-adjusted market capitalization through an optimization process, with a 4% cap on individual securities. In addition, a 15% cap is applied to the Consumer Vehicles and Parts category, the Electronic Components and Manufacturing subset and each of the following subsets of the Industrial Manufacturing category:
• Aerospace and Defense Manufacturing (L3)
• Electrical Equipment and Power Systems (L3)
• Transportation Equipment Manufacturing (L3)
• Air, Liquid and Gas Control Equipment (L4)
• Factory Automation Equipment (L4)
• Industrial Machine Parts and Support Equipment (L4)
• Natural Resource and Construction Machinery Makers (L4)
• Other Machinery Manufacturing (L4)
• Tools and Outdoor Care Equipment (L4)
The Underlying Index is rebalanced quarterly and reconstituted annually.
The Underlying Index may include large-, mid- and small-capitalization companies and may change over time. As of March 31, 2025, a significant portion of the Underlying Index is represented by securities of companies in the industrials, manufacturing and technology industries or sectors.
BFA uses an indexing approach to try to achieve the Fund’s investment objective. The Fund does not try to “beat” the index it tracks and does not seek temporary defensive positions when markets decline or appear overvalued.
Indexing may eliminate the chance that the Fund will substantially outperform the Underlying Index but also may reduce some of the risks of active management, such as poor security selection. Indexing seeks to achieve lower costs and better after-tax performance by aiming to keep portfolio turnover low in comparison to actively managed investment companies.
BFA uses a representative sampling indexing strategy to manage the Fund. “Representative sampling” is an indexing strategy that involves investing in a representative sample of securities that collectively has an investment profile similar to that of an applicable underlying index. The securities selected are expected to have, in the aggregate, investment characteristics (based on factors such as market capitalization and industry weightings), fundamental characteristics (such as return variability and yield) and liquidity measures similar to those of an applicable underlying index. The Fund may or may not hold all of the securities in the Underlying Index.
The Fund generally will invest at least 80% of its assets in the component securities of its Underlying Index and in investments that have economic characteristics that are substantially identical to the component securities of its Underlying Index and may invest up to 20% of its assets in certain futures, options and swap contracts, cash and cash equivalents, including shares of money market funds advised by BFA or its affiliates, as well as in securities not included in the Underlying Index, but which BFA believes will help the Fund track the Underlying Index. Cash and cash equivalent investments associated with a derivative position will be treated as part of that position for the purposes of calculating the percentage of investments included in the Underlying Index. The Fund seeks to track the investment results of the Underlying Index before fees and expenses of the Fund.
The Fund may lend securities representing up to one-third of the value of the Fund's total assets (including the value of any collateral received).
The Underlying Index is a product of SPDJI, which is independent of the Fund and BFA. The Index Provider determines the composition and relative weightings of the securities in the Underlying Index and publishes information regarding the market value of the Underlying Index.
Industry Concentration Policy. The Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Underlying Index is concentrated. For purposes of this limitation, securities of the U.S. government (including its agencies and instrumentalities) and repurchase agreements collateralized by U.S. government securities are not considered to be issued by members of any industry.

Strategy Portfolio Concentration [Text]	Industry Concentration Policy. The Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Underlying Index is concentrated. For purposes of this limitation, securities of the U.S. government (including its agencies and instrumentalities) and repurchase agreements collateralized by U.S. government securities are not considered to be issued by members of any industry.